Investments in joint ventures	12 Months Ended
Dec. 31, 2017
Investments in joint ventures
Investments in joint ventures

20.        Investments in joint ventures

Details of the Group’s joint ventures, which are all unlisted companies invested indirectly through China IC Capital Co., Ltd, at the end of the reporting period are as follows:

		Class	Proportion of ownership interest
	Place of establishment	of share	and voting power held
Name of company	and operation	held	by the Group
			12/31/17	12/31/16	12/31/15
Shanghai Xinxin Investment Centre (Limited Partnership) (“Shanghai Xinxin”)	Shanghai, PRC	Ordinary	49.0%	49.0%	49.0%
Shanghai Chengxin Investment Center (Limited Partnership) (“Shanghai Chengxin”)	Shanghai, PRC	Ordinary	31.5%	42.0%	42.0%

Summarized financial information in respect of the Group’s material joint venture is set out below.

Shanghai Xinxin

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Current assets	1,453	10,679	4,917
Non-current assets	53,782	13,283	28,631
Current liabilities	(6)	(7)	(3,287)
Non-current liabilities	—	—	—
Net assets	55,229	23,955	30,261

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Total revenue		—	—
(Loss) profit for the year	(390)	4,540	(609)
Other comprehensive income for the year	30,441	—	—
Total comprehensive income (loss) for the year	30,051	4,540	(609)
Dividends received from the joint venture during the year	—	2,027	—

Reconciliation of the above summarized financial information to the carrying amount of the interest in the joint venture recognized in the consolidated financial statements:

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Net assets of the joint venture	55,229	23,955	30,261
Proportion of the Group’s ownership interest in Shanghai Xinxin	49.0%	49.0%	49.0%
Carrying amount of the Group’s interest in Shanghai Xinxin	27,062	11,740	14,829